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                                  May 15, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

            Re:   Rule 497(j) Filing for
                  Provident Mutual Life Insurance Company
                  and Provident Mutual Variable Growth
                  Separate Account, et al.
                  (File No. 33-55470)
                  ---------------------------------------


Dear Commissioners:

      On behalf of Provident Mutual Life Insurance Company and Provident Mutual Variable Growth Separate Account, et al., I hereby certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of prospectus dated May 1, 1997 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement, which amendment has been filed electronically.

      If you have any questions or comments regarding this filing, please call the undersigned at (610) 407-1016.

                                  Respectfully,



                                  Adam Scaramella